COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
We may become a party to various legal proceedings generally incidental to our business and are subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, we face exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is our opinion that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company’s results of operations in a given year.
To our knowledge, no claims have been filed against the Company, nor has it been party to any legal proceedings for the periods presented.